Related parties (Details - Textuals) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related parties
Additional post-employment obligation		R$ 0
Other long-term benefits		0
Executive key management
Related parties
Direct compensation to key management personnel related to social charges and short-term benefits		11,096	R$ 9,519
Amount paid for cancellation of the Group's stock option plan	R$ 628		43,354
Compensation to key management personnel for stock option plan, recognized in the statement of profit or loss		R$ 99	R$ 22